INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2022
Share Exchange And Assignment [Abstract]
INTANGIBLE ASSETS [Text Block]

4. INTANGIBLE ASSETS

Psilocybinlabs Ltd. ("PL") was incorporated under the laws of the province of British Columbia on April 25, 2019, with the incorporator share being held by a company controlled by the CEO of the Company. On May 17, 2019, this share was transferred to the Company. On April 25, 2019, PL entered into a confirmatory assignment and waiver (the "CAW") with an individual, which was amended and restated on May 17, 2019. Pursuant to the amended and restated CAW, this individual assigned all of the right, title and interest, including all other intellectual property rights (the Rights, as described) to PL. As compensation for the assignment of the Rights, PL issued 100,000 common shares valued at $2,000 to this individual. On August 7, 2019, the Company then purchased the 100,000 common shares of PL by issuing 100,000 common shares of the Company valued at $2,000, with the reacquisition being recorded as an asset acquisition. On September 29, 2022, the directors of the Company agreed to wind-up and dissolve the subsidiary of the Company, PL and the carrying value of the intangible asset was impaired during the year ended September 30, 2022.